Goodwill (Tables)	9 Months Ended
Sep. 30, 2026
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions(1)	Digital Wallets (2)	Total
Balance as of December 31, 2025	$635,044	$1,441,303	$2,076,347
Foreign exchange	—	(29,351)	(29,351)
Impairment	(144,583)	(58,740)	(203,323)
Balance as of September 30, 2026	$490,461	$1,353,212	$1,843,673

(1)
Accumulated impairment loss was $1,303,728 as of September 30, 2026 and $1,159,145 as of December 31, 2025 within the Merchant Solutions segment.
(2)
Accumulated impairment loss was $781,782 as of September 30, 2026 and $723,042 as of December 31, 2025 within the Digital Wallets segment.